SHORT TERM BORROWINGS (Tables)	12 Months Ended
Mar. 31, 2016
SHORT TERM BORROWINGS
Schedule of short-term borrowings
	As of March 31,
	2015	2016
Bank borrowings	$56,772	$53,364

	$56,772	$53,364